Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Financial Instruments [Abstract]
Schedule of Changes in Contingent Consideration Liability	Financial assets (liabilities) measured at fair value
	Level 1	Level 2		Level 3
	U.S Dollars in thousands
September 30, 2024
Derivatives instruments	$-		$27	$-
Contingent consideration	-		-	(20,472)

September 30, 2023
Derivatives instruments			(98)
Contingent consideration	$-	$		$(22,326)

December 31, 2023
Derivatives instruments	$-		$149	$-
Contingent consideration	$-		$-	$(21,855)

Schedule of Changes in Contingent Consideration Liability	Changes in Contingent consideration liability:
	January 1, 2024	Payments	Revaluation	September 30, 2024
	U.S. Dollars in thousands
Contingent consideration	21,855	(3,000)	1,617	20,472
Total	$21,855	$(3,000)	$1,617	$20,472
	January 1, 2023	Payments	Revaluation	September 30, 2023
	U.S. Dollars in thousands
Contingent consideration	23,534	(3,000)	1,792	22,326
Total	$23,534	$(3,000)	$1,792	$22,326
	January 1, 2023	Payments	Revaluation	December 31, 2023
	U.S. Dollars in thousands
Contingent consideration	23,534	(3,000)	1,321	21,855
Total	$23,534	$(3,000)	$1,321	$21,855